Transactions and Balances with Related Parties (Details) - Payments to Key Management [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short - term employee benefits	$ 2,522	$ 1,336	$ 1,207
Post-employment benefits	137	25	185
Share based payments	1,905	244	7
Total	$ 4,564	$ 1,605	$ 1,399